Net Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Finance Expense [Line Items]
Interest expenses from loans and financings	$ 1,183,852	$ 909,942	$ 786,388
Interest income from present value adjustments	117,866	110,677	61,024
Interest income from short-term investments	$ 105,839	$ 68,478	$ 24,156